Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		$ 367,805	$ 465,269
Contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		313
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		55,462	58,315
Other assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	[1]		17,100
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		134,133	202,335
Cash and cash equivalents [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		177,897	187,519
Trade and other receivables and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		55,775	58,315
Trade and other receivables and contract assets [Member] | India [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		45,495	46,006
Trade and other receivables and contract assets [Member] | Thailand [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		4,550	5,475
Trade and other receivables and contract assets [Member] | Malaysia [member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		419	609
Trade and other receivables and contract assets [Member] | Singapore [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		1,542	1,692
Trade and other receivables and contract assets [Member] | Netherlands [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		7	11
Trade and other receivables and contract assets [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		3,762	4,522
Trade and other receivables, term deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		189,908	260,650
Trade and other receivables, term deposits and contract assets [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		19,147	26,365
Trade and other receivables, term deposits and contract assets [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		3,861	4,092
Trade and other receivables, term deposits and contract assets [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		23,724	18,231
Trade and other receivables, term deposits and contract assets [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		6,550	6,704
Trade and other receivables, term deposits and contract assets [Member] | Term deposits with bank [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		134,133	202,335
Trade and other receivables, term deposits and contract assets [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		$ 2,493	$ 2,923

[1]	Other assets mainly includes receivable from related party of USD Nil (March 31, 2018: USD 17,100) (refer note 25 and 27). The maximum exposure to credit risk is represented by the carrying amount of this financial asset.